Expense Example {- Franklin Allocation VIP Fund} - FTVIP Class 4-57 - Franklin Allocation VIP Fund - Class 4	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 94
3 years	304
5 years	531
10 years	$ 1,185